Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
8.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2024	2025
	(in thousands)
Accrued Expenses	$25,662	$45,754
Accrued indirect taxes and related liabilities	48,982	76,269
Accrued compensation and benefits	17,037	21,899
Advances from customers	44,038	79,190
Other current liabilities	5,832	8,553

Accrued expenses and other current liabilities	$141,551	$231,665